VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Insurance and Participating Investment Contracts - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Insurance and Participating Investment Contracts [Line Items]
Balance	£ 20,112
Existing business:
Balance	15,447	£ 20,112
In-Force Insurance and Participating Investment Contracts [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Insurance and Participating Investment Contracts [Line Items]
Balance	4,702	4,219
Exchange and other adjustments	(4)	11
Movements in the year:
Movements in the year	(165)	472
Existing business:
Balance	4,533	4,702
In-Force Insurance and Participating Investment Contracts [Member] | New business [Member]
Movements in the year:
Movements in the year	348	428
In-Force Insurance and Participating Investment Contracts [Member] | Expected return [Member]
Movements in the year:
Movements in the year	(318)	(210)
In-Force Insurance and Participating Investment Contracts [Member] | Experience variances [Member]
Movements in the year:
Movements in the year	(226)	(137)
In-Force Insurance and Participating Investment Contracts [Member] | Assumption changes [Member]
Movements in the year:
Movements in the year	(238)	127
In-Force Insurance and Participating Investment Contracts [Member] | Economic variance [Member]
Movements in the year:
Movements in the year	£ 269	£ 264